Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (1,489)	$ (2,365)	$ (2,828)
Interest on Series A Notes, net	(6,565)	(6,812)	(7,954)
Interest on short-term bank credit and loans	(5,457)	(2,604)	(2,787)
Loss from exchange rate differences, net	(2,224)	(6,341)	(12,516)
Other	(9,495)	(4,144)	(24,098)
Interest Expense, Total	(25,230)	(22,266)	(50,183)
Interest on cash, cash equivalents and bank deposits	933	850	1,404
Other	555	1,176	1,281
Interest Income, Total	1,488	2,026	2,685
Financial expenses, net	$ (23,742)	$ (20,240)	$ (47,498)